Summary of Significant Accounting Policies (Details) - Schedule of Type of Customers - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of type of Customers [Abstract]
Direct sales	$ 9,465,644	$ 9,499,748	$ 9,430,082
Distributors	93,880,697	94,537,962	79,630,928
Total Revenue	$ 103,346,341	$ 104,037,710	$ 89,061,010